Schedule of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Other Assets, Noncurrent [Abstract]
Convertible bond	¥ 757,864	$ 108,860	¥ 675,334
Warrant	31,393	4,509	36,375
Operating lease right-of-use assets	81,055	11,643
Others	4,219	606	21,096
Other non-current assets	¥ 874,531	$ 125,618	¥ 732,805